PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT [abstract]
Schedule of property, plant and equipment

	Oil and gas properties	Vehicles and office equipment and others	Total

Cost:

At January 1, 2016	803,986	5,296	809,282
Additions	44,302	236	44,538
Disposals and write-offs	(6,365)	(37)	(6,402)
Exchange differences	25,703	205	25,908

At December 31, 2016	867,626	5,700	873,326

At January 1, 2017	867,626	5,700	873,326
Additions	48,937	99	49,036
Disposals and write-offs	(2,577)	(914)	(3,491)
Exchange differences	(24,985)	(148)	(25,133)

At December 31, 2017	889,001	4,737	893,738

Accumulated depreciation, depletion and amortization and impairment:

At January 1, 2016	(353,824)	(1,317)	(355,141)
Depreciation charge for the year	(67,906)	(397)	(68,303)
Impairment	(10,768)	-	(10,768)
Disposals and write-offs	3,532	34	3,566
Exchange differences	(10,157)	(58)	(10,215)

At December 31, 2016	(439,123)	(1,738)	(440,861)

At January 1, 2017	(439,123)	(1,738)	(440,861)
Depreciation charge for the year	(60,442)	(360)	(60,802)
Impairment	(8,639)	-	(8,639)
Disposals and write-offs	1,185	258	1,443
Exchange differences	10,932	57	10,989

At December 31, 2017	(496,087)	(1,783)	(497,870)

Net book value:
At December 31, 2016	428,503	3,962	432,465

At December 31, 2017	392,914	2,954	395,868